Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Intangible assets	¥ 8,868		¥ 85,040
Disposed intangible assets	¥ 72,402		74,620
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of goodwill and intangible assets	Impairment of goodwill and intangible assets
Impairment loss on intangible assets (in Dollars) | $		$ 39,307
Amortization expenses for intangible assets	¥ 16,791	$ 2,300	¥ 17,858
Hong Kong [Member] | Insurance Brokerage License [Member]
Intangible Assets, Net [Line Items]
Disposed intangible assets	¥ 2,218